Federated Hermes Adjustable Rate Fund
Portfolio of Investments
May 31, 2024 (unaudited)
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—74.8%
		Federal Home Loan Mortgage Corporation—29.7%
$ 56,698		REMIC, Series 2380, Class FL, 6.038% (30-DAY AVERAGE SOFR +0.714%), 11/15/2031	$ 56,661
73,221		REMIC, Series 2434, Class FA, 6.438% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	73,546
27,785		REMIC, Series 2448, Class FA, 6.438% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	27,912
29,398		REMIC, Series 2452, Class FC, 6.438% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	29,531
89,309		REMIC, Series 2459, Class FP, 6.438% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	89,708
23,012		REMIC, Series 2470, Class EF, 6.438% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	23,115
109,028		REMIC, Series 2475, Class F, 6.438% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	109,501
73,696		REMIC, Series 2475, Class FD, 5.988% (30-DAY AVERAGE SOFR +0.664%), 6/15/2031	73,543
66,244		REMIC, Series 2480, Class NF, 6.438% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	66,527
22,659		REMIC, Series 2498, Class AF, 6.438% (30-DAY AVERAGE SOFR +1.114%), 3/15/2032	22,760
84,340		REMIC, Series 3085, Class UF, 5.888% (30-DAY AVERAGE SOFR +0.564%), 12/15/2035	83,209
199,951		REMIC, Series 3156, Class HF, 5.923% (30-DAY AVERAGE SOFR +0.599%), 8/15/2035	197,433
338,328		REMIC, Series 3208, Class FD, 5.838% (30-DAY AVERAGE SOFR +0.514%), 8/15/2036	333,404
329,184		REMIC, Series 3208, Class FG, 5.838% (30-DAY AVERAGE SOFR +0.514%), 8/15/2036	324,393
77,644		REMIC, Series 3213, Class GF, 5.868% (30-DAY AVERAGE SOFR +0.544%), 9/15/2036	76,458
470,551		REMIC, Series 3284, Class AF, 5.748% (30-DAY AVERAGE SOFR +0.424%), 3/15/2037	461,165
707,091		REMIC, Series 3314, Class FE, 5.708% (30-DAY AVERAGE SOFR +0.384%), 5/15/2037	691,315
580,375		REMIC, Series 3346, Class FT, 5.788% (30-DAY AVERAGE SOFR +0.464%), 10/15/2033	572,772
217,427		REMIC, Series 3380, Class FP, 5.788% (30-DAY AVERAGE SOFR +0.464%), 11/15/2036	213,718
250,642		REMIC, Series 3550, Class GF, 6.188% (30-DAY AVERAGE SOFR +0.864%), 7/15/2039	249,738
326,678		REMIC, Series 3556, Class FA, 6.348% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	327,532
137,905		REMIC, Series 3593, Class CF, 6.038% (30-DAY AVERAGE SOFR +0.714%), 2/15/2036	137,096
2,600,362		REMIC, Series 4077, Class HF, 5.838% (30-DAY AVERAGE SOFR +0.514%), 7/15/2042	2,534,546
981,321		REMIC, Series 4242, Class F, 5.838% (30-DAY AVERAGE SOFR +0.514%), 8/15/2043	963,453
3,190,509		REMIC, Series 4255, Class KF, 5.888% (30-DAY AVERAGE SOFR +0.564%), 10/15/2043	3,112,666
1,588,495		REMIC, Series 4508, Class CF, 5.838% (30-DAY AVERAGE SOFR +0.514%), 9/15/2045	1,567,186
3,306,488		REMIC, Series 4614, Class FG, 5.938% (30-DAY AVERAGE SOFR +0.614%), 9/15/2046	3,254,806
2,883,907		REMIC, Series 4619, Class NF, 5.838% (30-DAY AVERAGE SOFR +0.514%), 3/15/2044	2,827,470
1,510,040		REMIC, Series 4752, Class PF, 5.738% (30-DAY AVERAGE SOFR +0.414%), 11/15/2047	1,430,297
3,784,879		REMIC, Series 4803, Class FA, 5.738% (30-DAY AVERAGE SOFR +0.414%), 6/15/2048	3,633,566
575,108		REMIC, Series 4829, Class FA, 5.688% (30-DAY AVERAGE SOFR +0.364%), 7/15/2037	559,796
1,177,639		REMIC, Series 4845, Class WF, 5.738% (30-DAY AVERAGE SOFR +0.414%), 12/15/2048	1,150,980
1,832,968		REMIC, Series 4846, Class PF, 5.788% (30-DAY AVERAGE SOFR +0.464%), 12/15/2048	1,784,488
1,015,446		REMIC, Series 4915, Class FG, 5.888% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	985,860
832,348		REMIC, Series 4921, Class FN, 5.888% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	799,012
500,535		REMIC, Series 4959, Class JF, 5.888% (30-DAY AVERAGE SOFR +0.564%), 3/25/2050	488,042
6,603,556		REMIC, Series 4983, Class FJ, 5.888% (30-DAY AVERAGE SOFR +0.564%), 6/25/2050	6,311,863
2,240,031		REMIC, Series 4998, Class KF, 5.673% (30-DAY AVERAGE SOFR +0.350%), 8/25/2050	2,151,719
2,364,783		REMIC, Series 5342, Class FB, 5.888% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	2,313,731
4,957,697		REMIC, Series 5393, Class HF, 6.274% (30-DAY AVERAGE SOFR +0.000%), 3/25/2054	4,956,814
1,471,137		REMIC, Series 5400, Class FA, 6.068% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	1,436,247
		TOTAL	46,503,579
		Federal National Mortgage Association—36.2%
60,026		REMIC, Series 2001-32, Class FA, 5.988% (30-DAY AVERAGE SOFR +0.664%), 7/25/2031	59,953
32,929		REMIC, Series 2001-57, Class FA, 5.888% (30-DAY AVERAGE SOFR +0.564%), 6/25/2031	32,649

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 26,434		REMIC, Series 2001-62, Class FC, 6.088% (30-DAY AVERAGE SOFR +0.764%), 11/25/2031	$ 26,448
34,623		REMIC, Series 2001-71, Class FS, 6.038% (30-DAY AVERAGE SOFR +0.714%), 11/25/2031	34,598
115,329		REMIC, Series 2002-7, Class FG, 6.338% (30-DAY AVERAGE SOFR +1.014%), 1/25/2032	115,571
56,466		REMIC, Series 2002-8, Class FA, 6.187% (30-DAY AVERAGE SOFR +0.864%), 3/18/2032	56,512
65,063		REMIC, Series 2002-52, Class FG, 5.938% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	64,733
184,703		REMIC, Series 2002-58, Class FG, 6.438% (30-DAY AVERAGE SOFR +1.114%), 8/25/2032	185,599
30,014		REMIC, Series 2002-60, Class FH, 6.438% (30-DAY AVERAGE SOFR +1.114%), 8/25/2032	30,160
59,737		REMIC, Series 2002-77, Class FA, 6.437% (30-DAY AVERAGE SOFR +1.114%), 12/18/2032	60,012
24,037		REMIC, Series 2002-77, Class FG, 5.987% (30-DAY AVERAGE SOFR +0.664%), 12/18/2032	23,927
63,199		REMIC, Series 2005-67, Class FM, 5.788% (30-DAY AVERAGE SOFR +0.464%), 8/25/2035	62,799
1,313,165		REMIC, Series 2005-95, Class FH, 5.738% (30-DAY AVERAGE SOFR +0.414%), 11/25/2035	1,290,227
89,815		REMIC, Series 2006-11, Class FB, 5.738% (30-DAY AVERAGE SOFR +0.414%), 3/25/2036	89,021
1,984,538		REMIC, Series 2006-42, Class CF, 5.888% (30-DAY AVERAGE SOFR +0.564%), 6/25/2036	1,960,142
1,048,730		REMIC, Series 2006-50, Class FE, 5.838% (30-DAY AVERAGE SOFR +0.514%), 6/25/2036	1,038,374
368,199		REMIC, Series 2006-65, Class DF, 5.788% (30-DAY AVERAGE SOFR +0.464%), 7/25/2036	362,860
144,133		REMIC, Series 2006-76, Class QF, 5.838% (30-DAY AVERAGE SOFR +0.514%), 8/25/2036	142,193
976,128		REMIC Series 2006-81, Class FA, 5.788% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	960,465
473,840		REMIC, Series 2006-85, Class PF, 5.818% (30-DAY AVERAGE SOFR +0.494%), 9/25/2036	467,292
402,027		REMIC, Series 2006-103, Class FB, 5.838% (30-DAY AVERAGE SOFR +0.514%), 10/25/2036	395,752
817,629		REMIC, Series 2006-123, Class CF, 5.698% (30-DAY AVERAGE SOFR +0.374%), 1/25/2037	801,143
1,243,014		REMIC Series 2006-W1, Class 2AF1, 5.658% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	1,230,391
70,674		REMIC, Series 2007-20, Class F, 5.698% (30-DAY AVERAGE SOFR +0.374%), 3/25/2037	69,443
781,101		REMIC, Series 2007-71, Class WF, 5.888% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	771,019
173,161		REMIC, Series 2007-88, Class FW, 5.988% (30-DAY AVERAGE SOFR +0.664%), 9/25/2037	169,293
47,336		REMIC, Series 2007-102, Class FA, 6.008% (30-DAY AVERAGE SOFR +0.684%), 11/25/2037	46,827
201,472		REMIC, Series 2008-69, Class FB, 6.438% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	202,055
23,584		REMIC, Series 2008-75, Class DF, 6.688% (30-DAY AVERAGE SOFR +1.364%), 9/25/2038	23,812
358,453		REMIC, Series 2009-78, Class UF, 6.208% (30-DAY AVERAGE SOFR +0.884%), 10/25/2039	357,359
532,832		REMIC, Series 2009-87, Class FX, 6.188% (30-DAY AVERAGE SOFR +0.864%), 11/25/2039	531,575
656,726		REMIC, Series 2009-87, Class HF, 6.288% (30-DAY AVERAGE SOFR +0.964%), 11/25/2039	655,022
880,435		REMIC, Series 2009-106, Class FN, 6.188% (30-DAY AVERAGE SOFR +0.864%), 1/25/2040	877,461
288,968		REMIC, Series 2010-39, Class EF, 5.958% (30-DAY AVERAGE SOFR +0.634%), 6/25/2037	286,076
1,810,017		REMIC, Series 2010-68, Class BF, 5.938% (30-DAY AVERAGE SOFR +0.614%), 7/25/2040	1,781,863
944,103		REMIC, Series 2011-4, Class PF, 5.988% (30-DAY AVERAGE SOFR +0.664%), 2/25/2041	935,321
332,447		REMIC, Series 2012-65, Class FB, 5.958% (30-DAY AVERAGE SOFR +0.634%), 6/25/2042	328,535
910,268		REMIC, Series 2012-122, Class LF, 5.838% (30-DAY AVERAGE SOFR +0.514%), 11/25/2042	889,442
1,269,710		REMIC, Series 2012-130, Class DF, 5.838% (30-DAY AVERAGE SOFR +0.514%), 12/25/2042	1,231,628
1,325,740		REMIC, Series 2014-20, Class FB, 5.838% (30-DAY AVERAGE SOFR +0.514%), 4/25/2044	1,297,663
855,519		REMIC, Series 2016-32, Class FA, 5.838% (30-DAY AVERAGE SOFR +0.514%), 10/25/2034	844,451
754,771		REMIC, Series 2016-83, Class FA, 5.938% (30-DAY AVERAGE SOFR +0.614%), 11/25/2046	735,783
1,054,949		REMIC, Series 2017-30, Class FA, 5.788% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	1,034,375
575,343		REMIC, Series 2017-96, Class FA, 5.842% (30-DAY AVERAGE SOFR +0.514%), 12/25/2057	560,855
1,554,841		REMIC, Series 2018-15, Class JF, 5.738% (30-DAY AVERAGE SOFR +0.414%), 3/25/2048	1,489,730
4,018,818		REMIC, Series 2018-57, Class FL, 5.738% (30-DAY AVERAGE SOFR +0.414%), 8/25/2048	3,867,050
2,310,030		REMIC Series 2018-70, Class HF, 5.788% (30-DAY AVERAGE SOFR +0.464%), 10/25/2058	2,248,906
2,360,049		REMIC, Series 2019-5, Class FA, 5.838% (30-DAY AVERAGE SOFR +0.514%), 3/25/2049	2,303,342
2,382,138		REMIC, Series 2019-21, Class FB, 5.888% (30-DAY AVERAGE SOFR +0.564%), 5/25/2049	2,313,935
3,383,784		REMIC, Series 2019-25, Class PF, 5.888% (30-DAY AVERAGE SOFR +0.564%), 6/25/2049	3,292,943
1,638,193		REMIC, Series 2019-33, Class FB, 5.888% (30-DAY AVERAGE SOFR +0.564%), 7/25/2049	1,608,268
927,300		REMIC, Series 2019-35, Class EF, 5.888% (30-DAY AVERAGE SOFR +0.564%), 7/25/2049	899,975

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 397,465		REMIC, Series 2019-41, Class FC, 5.888% (30-DAY AVERAGE SOFR +0.564%), 8/25/2049	$ 384,370
1,185,303		REMIC, Series 2019-42, Class LF, 5.788% (30-DAY AVERAGE SOFR +0.464%), 8/25/2049	1,176,203
1,669,994		REMIC, Series 2019-59, Class F, 5.874% (30-DAY AVERAGE SOFR +0.544%), 10/25/2049	1,622,197
4,648,544		REMIC, Series 2020-27, Class FD, 5.888% (30-DAY AVERAGE SOFR +0.564%), 5/25/2050	4,496,119
1,532,299		REMIC, Series 2020-29, Class FC, 6.155% (30-DAY AVERAGE SOFR +0.914%), 5/25/2050	1,531,017
1,733,536		REMIC, Series 2020-34, Class FA, 5.888% (30-DAY AVERAGE SOFR +0.564%), 6/25/2050	1,677,864
2,336,115		REMIC, Series 2023-42, Class FA, 5.738% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	2,267,690
1,473,021		REMIC, Series 2024-13, Class FA, 6.323% (30-DAY AVERAGE SOFR +1.000%), 10/25/2053	1,456,407
981,893		REMIC, Series 2024-25, Class FA, 6.423% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	967,894
		TOTAL	56,724,589
		Government National Mortgage Association—7.9%
2,310,867		REMIC, Series 2010-115, Class FP, 6.000% (CME Term SOFR 1 Month +0.714%), 9/20/2040	2,271,726
279,191		REMIC, Series 2012-42, Class HF, 5.804% (CME Term SOFR 1 Month +0.484%), 3/20/2042	272,088
1,260,518		REMIC, Series 2014-2, Class BF, 5.784% (CME Term SOFR 1 Month +0.464%), 1/20/2044	1,233,938
1,887,696		REMIC, Series 2015-119, Class FN, 5.684% (CME Term SOFR 1 Month +0.364%), 8/20/2045	1,814,281
2,566,097		REMIC, Series 2022-175, Class FA, 6.223% (30-DAY AVERAGE SOFR +0.000%), 10/20/2052	2,521,729
4,476,930		REMIC, Series 2023-35, Class FH, 5.873% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	4,370,550
		TOTAL	12,484,312
		Non-Agency Mortgage-Backed Securities—1.0%
1,652,231		JP Morgan Mortgage Trust 2021-1, Class A11, 5.980% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	1,550,869
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $119,130,553)	117,263,349
		MORTGAGE-BACKED SECURITIES—9.9%
		Federal Home Loan Mortgage Corporation—3.4%
1,466,808		5.000%, 4/1/2053	1,412,073
3,905,577		5.500%, 8/1/2053	3,842,862
		TOTAL	5,254,935
		Federal National Mortgage Association—4.9%
473,540		4.000%, 4/1/2053	429,973
1,995,990		5.500%, 5/1/2053	1,963,814
1,473,843		5.500%, 1/1/2054	1,449,716
1,500,000		5.500%, 4/1/2054	1,475,444
2,433,841		6.000%, 10/1/2053	2,438,519
		TOTAL	7,757,466
		Government National Mortgage Association—0.3%
484,619		5.500%, 8/20/2053	480,600
	[2]	Uniform Mortgage-Backed Securities, TBA—1.3%
2,000,000		6.500%, 6/20/2054	2,029,431
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $15,625,020)	15,522,432
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—8.1%
		Agency Commercial Mortgage-Backed Securities—8.1%
661,767		FHLMC REMIC, Series KF90, Class AS, 5.707% (30-DAY AVERAGE SOFR +0.380%), 9/25/2030	658,158
1,645,112		FHLMC REMIC, Series KF94, Class AL, 5.741% (30-DAY AVERAGE SOFR +0.414%), 11/25/2030	1,641,754
1,575,000		FHLMC REMIC Series KF148, Class AS, 6.167% (30-DAY AVERAGE SOFR +0.840%), 11/25/2032	1,578,495
1,999,329		FHLMC REMIC Series KF149, Class AS, 5.967% (30-DAY AVERAGE SOFR +0.640%), 12/25/2032	1,992,187
1,980,092		FHLMC REMIC, Series KF154, Class AS, 6.007% (30-DAY AVERAGE SOFR +0.680%), 3/25/2033	1,973,485
2,000,000		FHLMC REMIC, Series KF155, Class AS, 5.997% (30-DAY AVERAGE SOFR +0.670%), 2/25/2030	1,997,774
2,650,000		FHLMC REMIC Series KF157, Class AS, 5.987% (30-DAY AVERAGE SOFR +0.660%), 4/25/2033	2,669,927

Principal Amount or Shares			Value
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Agency Commercial Mortgage-Backed Securities—continued
$ 170,878		FNMA REMIC, Series 2020-M5, Class FA, 5.902% (30-DAY AVERAGE SOFR +0.574%), 1/25/2027	$ 170,577
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,681,937)	12,682,357
	[1]	ADJUSTABLE RATE MORTGAGES—3.4%
		Federal Home Loan Mortgage Corporation ARM—0.5%
238,917		5.160%, 7/1/2038	240,815
470,699		5.254%, 5/1/2035	478,817
		TOTAL	719,632
		Federal National Mortgage Association ARM—2.9%
24,214		5.105%, 5/1/2038	24,495
75,600		5.315%, 5/1/2035	76,862
63,748		5.340%, 6/1/2033	64,405
364,949		5.465%, 10/1/2034	368,118
107,117		5.565%, 10/1/2037	108,672
401,398		5.643%, 5/1/2039	402,396
172,615		5.732%, 7/1/2035	176,570
191,071		5.735%, 9/1/2033	192,165
193,107		5.767%, 6/1/2034	195,352
27,075		5.872%, 2/1/2036	27,473
107,906		5.887%, 12/1/2034	109,633
140,129		5.896%, 7/1/2035	143,316
211,276		6.085%, 11/1/2039	216,632
170,901		6.105%, 1/1/2035	173,307
439,853		6.119%, 1/1/2040	450,793
219,346		6.123%, 12/1/2034	221,033
82,965		6.143%, 10/1/2035	83,870
61,482		6.190%, 5/1/2035	61,760
338,645		6.195%, 2/1/2042	346,287
264,569		6.267%, 7/1/2035	267,066
240,769		6.307%, 1/1/2035	243,312
115,911		6.322%, 7/1/2035	117,095
56,262		6.340%, 12/1/2033	56,507
165,596		6.398%, 10/1/2035	166,273
1,138		6.715%, 7/1/2027	1,132
22,085		6.874%, 4/1/2034	22,405
43,035		6.998%, 11/1/2035	43,509
26,431		7.112%, 5/1/2035	26,886
162,246		7.262%, 8/1/2034	163,912
		TOTAL	4,551,236
		Government National Mortgage Association—0.0%
12,128		3.750%, 10/20/2029	11,848
7,110		3.875%, 5/20/2029	7,019
6,879		4.625%, 1/20/2030	6,782
		TOTAL	25,649
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $5,375,381)	5,296,517
		ASSET-BACKED SECURITIES—2.3%
		Auto Receivables—0.5%
694,645	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 6.573% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	699,393
		Credit Card—0.6%
1,000,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.240%, 12/8/2027	998,252

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—1.2%
$ 223,155		Navient Student Loan Trust 2020-HA, Class A, 144A, 1.310%, 1/15/2069	$ 205,980
696,938		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	593,249
732,560		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	640,397
413,349	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.531% (CME Term SOFR 1 Month +1.214%), 7/15/2053	412,841
		TOTAL	1,852,467
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,755,186)	3,550,112
		U.S. TREASURIES—1.9%
		U.S. Treasury Notes—1.9%
1,500,000		0.750%, 3/31/2026	1,391,968
1,750,000		1.125%, 10/31/2026	1,605,995
		TOTAL U.S. TREASURIES (IDENTIFIED COST $3,020,617)	2,997,963
		INVESTMENT COMPANY—1.9%
2,986,500		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[3] (IDENTIFIED COST $2,986,500)	2,986,500
		TOTAL INVESTMENT IN SECURITIES—102.3% (IDENTIFIED COST $162,575,194)	160,299,230
		OTHER ASSETS AND LIABILITIES - NET—(2.3)%[4]	(3,609,642)
		TOTAL NET ASSETS—100%	$156,689,588
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 8/31/2023	$2,462,587
Purchases at Cost	$80,839,492
Proceeds from Sales	$(80,315,579)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2024	$2,986,500
Shares Held as of 5/31/2024	2,986,500
Dividend Income	$259,567

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$117,263,349	$—	$117,263,349
Mortgage-Backed Securities	—	15,522,432	—	15,522,432
Commercial Mortgage-Backed Securities	—	12,682,357	—	12,682,357
Adjustable Rate Mortgages	—	5,296,517	—	5,296,517
Asset-Backed Securities	—	3,550,112	—	3,550,112
U.S. Treasuries	—	2,997,963	—	2,997,963
Investment Company	2,986,500	—	—	2,986,500
TOTAL SECURITIES	$2,986,500	$157,312,730	$—	$160,299,230

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate